Investment properties (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Investment property
Opening amount	£ 24,979,000	£ 13,836,000
Additions		12,424,000
Depreciation charge	(365,000)	(157,000)	£ (130,000)
Impairment charge	(3,787,000)	(1,124,000)
Closing amount	20,827,000	24,979,000	13,836,000
Rental revenue	2,424,000	1,749,000	1,371,000
Direct operating expenses from properties, all of which generated rental revenue	£ 305,000	416,000	182,000
Useful lives of investment property (in years)	50 years
Cost / gross value
Investment property
Opening amount	£ 32,193,000	19,769,000
Closing amount	32,193,000	32,193,000	19,769,000
Accumulated depreciation, amortization and impairment
Investment property
Opening amount	(7,214,000)	(5,933,000)
Closing amount	(11,366,000)	(7,214,000)	£ (5,933,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Investment property
Opening amount	27,633,000
Closing amount	£ 23,065,000	£ 27,633,000